Income Tax Benefit/(Expense) (Tables)	6 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of income tax expense/(benefit)
	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	2021	2020	2021	2020
Income tax (benefit)/expense
Current tax
Current tax	—	—	—	—
Total current tax (benefit)/expense	—	—	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	(43)	(130)	(187)	(948)
(Decrease)/increase in deferred tax liabilities	(37)	204	45	292
Total deferred tax (benefit)/expense	(80)	74	(142)	(656)
Income tax (benefit)/expense	(80)	74	(142)	(656)

Summary of Deferred Tax Assets Not Brought to Account
	As of	As of
(in U.S. dollars, in thousands)	December 31, 2021	June 30, 2021
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	83,050	77,738
Other temporary differences
Potential tax benefit at local tax rates	9,187	7,424
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	95,457	88,382